Climate change - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended		120 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2030	Jun. 30, 2023
Disclosure Of Climate Change [Line Items]
Property, plant and equipment	$ 76,457	$ 71,629		$ 71,818
Carbon credits surrender obligation	17	1
Lease liabilities	2,953	3,116
Fair value of financial derivatives	1,683	1,610
Expenditure to support value chain	60
Increase decrease in rehabilitation provision due to change in the life of mines	40
Asset Impairment Loss	261	3,890
Carbon credits available for trading	0	0
Carbon credits held for surrender	19	23
Prepayment Of Carbon Credit	32
Ghg emission obligation	8	17
Estimate Expenses For Decarbonisation	500
Carbon credits voluntary surrender	0
Power purchase contract agreements [member]
Disclosure Of Climate Change [Line Items]
Lease liabilities	43	44
Fair value of financial derivatives	37	$ 92
Operating segments [member] | Coal [member]
Disclosure Of Climate Change [Line Items]
Asset Impairment Loss	2,000
Operating segments [member] | Coal [member] | New South Wales Energy Coal [member]
Disclosure Of Climate Change [Line Items]
Property, plant and equipment	900
Provisions for equitable transition	$ 0
Scenario Forecast [member]
Disclosure Of Climate Change [Line Items]
Decrease In Percentage Of Reduction Of Operational GHG Emissions			30.00%
Bottom of range [member] | Operating segments [member]
Disclosure Of Climate Change [Line Items]
Discount rate used in current estimate of value in use	7.00%	7.00%
Top of range [member] | Operating segments [member]
Disclosure Of Climate Change [Line Items]
Discount rate used in current estimate of value in use	9.50%	9.50%